Off-Balance Sheet Commitments - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended
	Jul. 31, 2020	Sep. 18, 2020	Aug. 24, 2020	Jul. 06, 2020	Jun. 30, 2020	Jun. 24, 2020
Disclosure Of Off Balance Sheet Commitments [Line Items]
Expiry date of warrants	June 25, 2022
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Potential amount to be raised from convertible notes with share subscription warrants						€ 60,000
Percentage of permissible dilution					20.00%
Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Number of warrants notes issued for no consideration	1,200
Borrowings notional amount	€ 50
Bowwrings maturity	12 months
Description of conversion ratio	Conversion ratio: N = Vn / P
Number of consecutive trading days taken into account in the determination of the conversion price	3 days
Maximum number of shares issuable on conversion of warrants	10,000,000
Share subscription warrants term	5 years
Exercise price as a percentage of volume weighted average share price	120.00%
Number of consecutive trading days taken into account in the determination of the exercise price	15 days
Exercise price of share subscription of warrants	€ 8.91
Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Volume Weighted Average Price Three Days Prior To The Conversion Date [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of volume weighted average price of shares	95.00%
Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Volume Weighted Average Price Three Trading Sessions Prior To The Pricng Of The Issue [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of volume weighted average price of shares	80.00%
Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Market Capitalisation Above The Specified Threshold [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Convertibe note issuable per note warrant upon excercise	60
Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Market Capitalisation Below The Specified Threshold [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Number of consecutive trading days for the market capitalisation to be maintained	20 days
Market capitalisation to be maintained	€ 50,000
Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Market Capitalisation Below The Specified Threshold [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Convertibe note issuable per note warrant upon excercise	30
Issue Of Convertible Notes [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Shares issued upon conversion		1,039,475
Issue Of Convertible Notes [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | OCABSA [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Number of convertible notes with share subscription warrants issued			30	30
Number of convertible notes converted		112
Number of convertible notes outstanding		8
Issue Of Convertible Notes [Member] | Tranche One [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Convertible notes Issued				€ 3,000
Issue Of Convertible Notes [Member] | Tranche Two [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Convertible notes Issued			€ 3,000
Share Premium Price Percentage Minimum [Member] | Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Share premium as a percentage of face value of shares	150.00%
Number of consecutive trading days for the premium price to be sustained	60 days
Percentage Of Number Of Shares To Be Available For Issuance On Conversion [Member] | Issuance Of Convertible Notes With Share Subscription Warrants Attached [Member] | Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of number of shares to be issued out of total available shares issuable upon conversion	175.00%